Other Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-financial assets
Prepaid expenses	$ 4,439	$ 5,298
Prepayments to suppliers	1,039	954
Input tax from business tax	6,439	5,982
Temporary payments for commodity tax	3,742	5,820
Prepayments for property, plant and equipment	1,455	11,039
Intangible assets	229	772
Current tax assets	197	100
Others	4	77
Non-financial assets	17,544	30,042
Financial assets
Refundable deposits	3,559	3,721
Restricted demand deposits	2,560	2,530
Restricted time deposits	7,916	3,286
Others	76	493
Other financial assets	14,111	10,030
Other assets	31,655	40,072
Current	23,727	22,009
Non-current	$ 7,928	$ 18,063
Bottom of range
Financial assets
Restricted time deposits	0.0068	0.0055
Top of range
Financial assets
Restricted time deposits	0.0750	0.0675